Off Balance Sheet Items (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Transaction based expenses
Fund insurance expense	$ 274	$ 1,121
Fund management expenses	371	264
Professional services
Fund audit fee	$ 797	$ 435